Stock-Based Compensation	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(17)	Stock-Based Compensation
In July 2023, the Company’s board of directors adopted and stockholders approved the 2023 Incentive Equity Plan (the “2023 Plan”). The 2023 Plan became effective immediately upon the closing of the Amended and Restated Business Combination Agreement. Initially, a maximum number of 8,763,322 shares of Complete Solaria Common Stock may be issued under the 2023 Plan. In addition, the number of shares of Complete Solaria Common Stock reserved for issuance under the 2023 Plan will automatically increase on January 1 of each year, starting on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of (1) 4% of the total number of shares of Complete Solaria’s Common Stock outstanding on December 31 of the preceding year, or (2) a lesser number of shares of Complete Solaria Common Stock determined by Complete Solaria’s Board prior to the date of the increase. The maximum number of shares of Complete Solaria Common Stock that may be issued on the exercise of ISOs under the 2023 Plan is three times the number of shares available for issuance upon the 2023 Plan becoming effective (or 26,289,966 shares).

Historically, awards were granted under the Amended and Restated Complete Solaria Omnibus Incentive Plan (“2022 Plan”), the Complete Solar 2011 Stock Plan (“2011 Plan”), the Solaria Corporation 2016 Stock Plan (“2016 Plan”) and the Solaria Corporation 2006 Stock Plan (“2006 Plan”) (together with the Complete Solaria, Inc. 2023 Incentive Equity Plan (“2023 Plan”), “the Plans”). The 2022 Plan is the successor of the Complete Solar 2021 Stock Plan, which was amended and assumed in connection with the acquisition of Solaria. The 2011 Plan is the Complete Solar 2011 Stock Plan that was assumed by Complete Solaria in the Required Transaction. The 2016 Plan and the 2006 Plan are the Solaria stock plans that were assumed by Complete Solaria in the Required Transaction.
Under the Plans, the Company has granted service and performance-based stock options and restricted stock units (“RSUs”).
A summary of stock option activity for the thirty-nine weeks ended October 1, 2023 under the Plans is as follows:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2022	4,970,419	$4.86	6.99	$34,180
Options granted	2,164,946	5.18
Options exercised	(67,292)	0.83
Options canceled	(142,218)	9.46

Outstanding—October 1, 2023	6,925,855	$4.91	7.80	$2,727

Vested and expected to vest—October 1, 2023	6,925,855	$4.91	7.80	$2,727

Vested and exercisable—October 1, 2023	3,037,856	$5.16	6.40	$2,245

A summary of RSU activity for the thirty-nine weeks ended October 1, 2023 under the Plans is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	—
Granted	728,600	$5.00
Vested and released	(155,473)	$4.84
Cancelled or forfeited	(485,468)	$5.07

Unvested at October 1, 2023	87,659	$5.07

Stock-based compensation expense
The following table summarizes stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Cost of revenues	$20	$1	$51	$6
Sales and marketing	143	37	337	91
General and administrative	1,416	47	1,933	120
Loss from discontinued operations, net of tax	535	—	1,835	—

Total stock-based compensation expense	$2,114	$85	$4,156	$217

As of October 1, 2023, there was a total of $16.4 million and $0.2 million of unrecognized stock-based compensation costs related to service-based options and RSUs, respectively. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.13 years and 4.75 years for service-based options and RSUs, respectively.
In July 2023, the Company’s board of directors approved the modification to accelerate the vesting of 52,167 options for employees that were terminated. Additionally, at the same time, the board of directors approved an extension of the post termination exercise period for 280,412 vested options of terminated employees. In connection with the modifications, the Company recorded incremental stock-based compensation expense of $0.1 million.

(16)	Stock-Based Compensation
In 2011, the Company’s Board of Directors and stockholders approved the adoption of the 2011 Stock Plan (the “2011 Plan”). The 2011 Plan provides for the granting of incentive stock options, nonstatutory stock options, and restricted stock to employees, non-employee
directors, and consultants of the Company. Options may be granted at a price per share not less than 100% of the fair market value at date of grant. If an incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Options granted under the 2011 Plan continue to vest until the last day of employment and generally vest over four years and expire 10 years from the date of grant. A total of 2,596,764 shares of common stock was reserved for the 2011 Plan, as amended, as of December 31, 2022 and December 31, 2021.
In 2021, the Company’s Board of Directors and stockholders approved the adoption of the 2021 Stock Plan (the “2021 Plan”). The 2021 Plan provides for the granting of incentive stock options, nonstatutory stock options, and restricted stock to employees, non-employee
directors, and consultants of the Company. Options may be granted at a price per share not less than 100% of the fair market value at date of grant. If an incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Options granted under the 2021 Plan continue to vest until the last day of employment and generally vest over four years and expire 10 years from the date of grant. A total of 241,484 shares of common stock was initially reserved for the 2021 Plan. Any shares of common stock that would have otherwise been returned to the Company’s 2011 Plan as a result of forfeiture, expiration, cancellation, termination or net issuances of awards thereunder shall be returned to the share reserve under the 2021 Plan.
In 2022, the Company’s Board of Directors and stockholders approved the adoption of the 2022 Stock Plan (the “2022 Plan”). The 2022 Plan provides for the granting of incentive stock options, nonstatutory stock options, and restricted stock to employees, non-employee
directors, and consultants of the Company. Options may be granted at a price per share not less than 100% of the fair market value at date of grant. If an incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Options granted under the 2022 Plan continue to vest until the last day of employment and generally vest over four years and expire 10 years from the date of grant. A total of 3,225,237 shares of common stock was initially reserved for the 2022 Plan. Any shares of common stock that would have otherwise been returned to the Company’s 2011 Plan and 2021 Plan as a result of forfeiture, expiration, cancellation, termination or net issuances of awards thereunder shall be returned to the share reserve under the 2022 Plan. The 2011 Plan, 2021 Plan, and 2022 Plan are collectively referred to as the “Plans” in the notes to the financial statements, unless otherwise noted.
A summary of stock option activity for the years ended December 31, 2022 and December 31, 2021 under the Plans is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2021	1,968,580	$0.58	7.87	$1,044
Options granted	212,434	0.89
Options exercised	(7,245)	0.83
Options canceled	(38,315)	0.62

Outstanding—December 31, 2021	2,135,454	$0.62	6.99	$2,263
Options granted	3,088,350	7.45
Options exercised	(162,034)	0.48
Options canceled	(91,376)	0.83

Outstanding—December 31, 2022	4,970,395	$4.87	6.99	$34,180

Vested and expected to vest—December 31, 2022	4,970,395	$4.87	6.99	$34,180

Vested and exercisable—December 31, 2022	2,794,862	$4.35	6.29	$22,204

The weighted-average grant-date fair value of options granted for the years ended December 31, 2022 and December 31, 2021, was $7.99 per share and $0.72 per share, respectively. The total fair value of options vested for the years ended December 31, 2022 and December 31, 2021, was $10.5 million and $0.2 million, respectively. The aggregate intrinsic value of options exercised for the years ended December 31, 2022 and December 31, 2021, was $0.2 million and less than $0.1 million, respectively.

Determination of Fair Value
Prior to the Mergers, the Company estimated grant-date fair value of stock options using the Black-Scholes-Merton option- pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards. Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award.
The following assumptions were used to calculate the fair value of stock-based compensation:

	Years Ended December 31,
	2022	2021
Expected term	1.0 – 7.5 years	5.0 – 6.1 years
Expected volatility	60.0% – 78.5%	52.6% – 56.7%
Risk-free interest rate	3.4% – 4.8%	0.8% – 1.3%
Expected dividends	0.0%	0.0%
Expected term
— The Company has opted to use the “simplified method” for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally
10
years).
Expected volatility
— Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.
Risk-free interest rate
— The risk-free rate assumption is based on U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options.
Expected dividends
— The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and therefore has estimated the dividend yield to be zero.
Fair value of common stoc
k — The fair value of the shares of common stock underlying the stock-based awards has historically been determined by the Board of Directors, with input from management. Because there has been no public market for the Company’s common stock, the Board of Directors has determined the fair value of the common stock on the grant-date of the stock-based award by considering a number of objective and subjective factors. Such factors include a valuation of the Company’s common stock performed by an unrelated third-party specialist, valuations of comparable companies, sales of the Company’s redeemable convertible preferred stock to unrelated third-parties, operating and financial performance, the lack of liquidity of the Company’s capital stock, as well as general and industry-specific economic outlooks. For financial reporting purposes, the Company considers the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. The determination included an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.

Stock-based compensation expense
The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Years Ended December 31,
	2022	2021	2020
Cost of revenues	$22	$19	$8
Sales and marketing	168	68	37
General and administrative	243	113	64
Loss from discontinued operations, net of tax	470	—	—

Total stock-based compensation expense	$903	$200	$109

As of December 31, 2022 there was a total of $
5.4
 million of unrecognized stock-based compensation costs related to non-vested
stock option awards, which is expected to be recognized over a weighted-average period of approximately
2.2
years.